                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -------------

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Standard LLC
         -------------------------------------
Address: 7674 W. Lake Mead Blvd
         -------------------------------------
         Suite 220
         -------------------------------------
         Las Vegas, NV 89128
         -------------------------------------

Form 13F File Number: 28- 11566
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas C. Barrow
       ----------------------------------------
Title: Managing Member
       ----------------------------------------
Phone: (702) 944-1061
       ----------------------------------------

Signature, Place, and Date of Signing:

  /s/ Thomas C. Barrow         Las Vegas, NV               7/11/2006
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:     40
                                        -----------
Form 13F Information Table Value Total:   $53,806
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No. Form 13F File Number   Name

    1   28-
    ---     ------------------ --------------------------------------------

    2   28-
    ---     ------------------ --------------------------------------------

                                          FORM 13F INFORMATION TABLE

       COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
---------------------- -------------- --------- -------- ---------------- ---------- -------- -----------------
                                                 VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
---------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ----- ------ ----
---------------------------------------------------------------------------------------------------------------
Alliant Techsystems        COM        018804104    260     3400  SH          SOLE              3400
Inc
---------------------------------------------------------------------------------------------------------------
American Diary Inc         OTC IS     025334103    338    25600  SH          SOLE             25600

---------------------------------------------------------------------------------------------------------------
Archer-Daniels-            COM        039483102    417    10100  SH          SOLE             10100
Midland Co
---------------------------------------------------------------------------------------------------------------
Berkshire Hathaway         COM        084670108   2933       32  SH          SOLE                32
Inc
---------------------------------------------------------------------------------------------------------------
Cathay Bancorp Inc         OTC IS     149150104   2448    67300  SH          SOLE             67300

---------------------------------------------------------------------------------------------------------------
Cherokee Inc New           OTC IS     16444H102   2411    58300  SH          SOLE             58300

---------------------------------------------------------------------------------------------------------------
China Pete & Chem          COM        16941R108   2106    36800  SH          SOLE             36800
Corp ADR
---------------------------------------------------------------------------------------------------------------
China Pete & Chem          OPTION     16941R108   2106    36800      PUT     SOLE             36800
Corp ADR
---------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill     OTC IS     169656105    555     9100  SH          SOLE              9100
Inc
---------------------------------------------------------------------------------------------------------------
Citigroup Inc              COM        172967101    719    14900  SH          SOLE             14900

---------------------------------------------------------------------------------------------------------------
***Consolidated Water      OTC IS     G23773107   1065    43298  SH          SOLE             43298
Co Inc
---------------------------------------------------------------------------------------------------------------
Coffee Holdings Inc        COM        192176105    235    51300  SH          SOLE             51300

---------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co       COM        247357106    365    12400  SH          SOLE             12400

---------------------------------------------------------------------------------------------------------------

                                          FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------------------- -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
---------------------------------------------------------------------------------------------------------------
***Focus Media            COM        34415V109    482     7400  SH          SOLE               7400
Holding Ltd
---------------------------------------------------------------------------------------------------------------
Fu Ji Food and            OTC IS     G3685B104    301   182900  SH          SOLE             182900
Catering
---------------------------------------------------------------------------------------------------------------
Genius Products Inc       OTC IS     37229R206    458   257345  SH          SOLE             257345

---------------------------------------------------------------------------------------------------------------
***Gruma SA de CV         COM        400131306    820    76100  SH          SOLE              76100

---------------------------------------------------------------------------------------------------------------
iShares Tr                COM        464287432    742     8800  SH          SOLE               8800

---------------------------------------------------------------------------------------------------------------
iShares Tr                OPTION     464287655  10372   144600      PUT     SOLE             144600

---------------------------------------------------------------------------------------------------------------
Liberty Media Holding     OTC IS     53071M104    463    26800  SH          SOLE              26800

---------------------------------------------------------------------------------------------------------------
Longs Drug Stores Inc     COM        543162101   4772   104600  SH          SOLE             104600

---------------------------------------------------------------------------------------------------------------
Longs Drug Stores Inc     OPTION     543162101   2860    62700      PUT     SOLE              62700

---------------------------------------------------------------------------------------------------------------
Management Network        OTC IS     561693102    750   344810  SH          SOLE             344810
Group Inc
---------------------------------------------------------------------------------------------------------------
Mannkind Corp             COM        56400P201    283    13300  SH          SOLE              13300

---------------------------------------------------------------------------------------------------------------
Medis Technologies        OPTION     58500P107   2813   138700      PUT     SOLE             138700
Ltd
---------------------------------------------------------------------------------------------------------------
Netflix Com Inc           OPTION     64110L106    626    23000      PUT     SOLE              23000

---------------------------------------------------------------------------------------------------------------

                                           FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
----------------------- -------------- --------- -------- ---------------- ---------- -------- -----------------
                                                  VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ----- ------ ----
----------------------------------------------------------------------------------------------------------------
New Century Financial       OPTION     6435EV108   1363    29800      PUT     SOLE             29800
Corp
----------------------------------------------------------------------------------------------------------------
Northwest Pipe Co           OTC IS     667746101    299    11811  SH          SOLE             11811

----------------------------------------------------------------------------------------------------------------
NovaStar Financial Inc      OPTION     669947400   1685    53300      PUT     SOLE             53300

----------------------------------------------------------------------------------------------------------------
Origin Agritech             OTC IS     G67828106    261    18200  SH          SOLE             18200
Limited
----------------------------------------------------------------------------------------------------------------
Petrochina Co Ltd           OTC IS     71646E100   2159    20000  SH          SOLE             20000
ADS
----------------------------------------------------------------------------------------------------------------
Petrochina Co Ltd           OPTION     71646E100    799     7400      PUT     SOLE              7400
ADS
----------------------------------------------------------------------------------------------------------------
Polaris Industries Inc      OPTION     731068102    797    18400      PUT     SOLE             18400

----------------------------------------------------------------------------------------------------------------
Pre Paid Legal Services     OPTION     740065107    276     8000      PUT     SOLE              8000
Inc
----------------------------------------------------------------------------------------------------------------
Premier Exhibitions Inc     OTC IS     74051E102    298    45100  SH          SOLE             45100

----------------------------------------------------------------------------------------------------------------
Republic Services Inc       COM        760759100    686    17000  SH          SOLE             17000
----------------------------------------------------------------------------------------------------------------
***Research in Motion       OPTION     760975102    621     8900      PUT     SOLE              8900
Ltd
----------------------------------------------------------------------------------------------------------------
Ritchie Bros                COM        767744105    745    14000  SH          SOLE             14000
Auctioneers Inc
----------------------------------------------------------------------------------------------------------------
WD 40 Co                    OTC IS     929236107    594    17700  SH          SOLE             17700

----------------------------------------------------------------------------------------------------------------

                                       FORM 13F INFORMATION TABLE

    COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
---------------- -------------- --------- -------- ---------------- ---------- -------- -----------------
                                           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
---------------- -------------- --------- -------- ------- --- ---- ---------- -------- ----- ------ ----
---------------------------------------------------------------------------------------------------------
Western Alliance     OTC IS     957638109   1523    43800  SH          SOLE             43800

---------------------------------------------------------------------------------------------------------